CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash	$ 1,702,279	$ 2,077,166
Accounts receivable, net	518,191	833,174
Contract receivable, net	1,639,213	960,237
Advance to suppliers	836,766	19,885
Deferred initial public offering costs	649,451	0
Due from a related party	0	72,700
Prepaid expenses and other current assets	339,260	286,052
TOTAL CURRENT ASSETS	5,685,160	4,249,214
Property and equipment, net	77,782	101,205
Right-of-use lease assets, net	18,372	0
Contract receivable, net	1,071,826	1,617,186
TOTAL NON-CURRENT ASSETS	1,167,980	1,718,391
TOTAL ASSETS	6,853,140	5,967,605
CURRENT LIABILITIES
Accounts payable	51,071	121,558
Deferred revenue	562,056	149,560
Taxes payable	404,453	244,142
Due to related parties	461,633	22,591
Operating lease liabilities	10,326	0
Accrued expenses and other current liabilities	178,276	178,175
TOTAL CURRENT LIABILITIES	1,667,815	716,026
Operating lease liabilities, non-current	5,350	0
TOTAL LIABILITIES	1,673,165	716,026
COMMITMENTS AND CONTINGENCIES	0	0
SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized; 5,000,000 shares issued and outstanding	5,000	5,000
Additional paid in capital	4,579,116	4,579,116
Statutory reserve	379,952	294,158
Retained earnings	528,315	88,967
Accumulated other comprehensive loss	(312,408)	(234,237)
Total China Liberal Education Holdings Limited shareholders' equity	5,179,975	4,733,004
Non-controlling interest	0	518,575
Total shareholders' equity	5,179,975	5,251,579
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,853,140	$ 5,967,605